Summary of Investments, Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties

Type of investment	Cost (1)	Fair value	Amount at which shown in the Balance Sheets
Fixed-maturity securities, available-for-sale:
U.S. government	$77,857	77,660	77,660
States and political subdivisions	10,502	11,005	11,005
Foreign government	2,984	2,933	2,933
Corporate securities	615,077	640,875	640,875
Mortgage-backed securities	259,748	258,750	258,750
Total fixed-maturity securities, available-for-sale	966,168	991,223	991,223
Equity securities, trading
Common stocks:
Industrial and miscellaneous	8,533	8,826	8,826
Total equity securities, trading	8,533	8,826	8,826
Other investments:
Short-term securities	32,454	32,454	32,454
Policy loans	400	400	400
Derivative assets	51,362	51,362	51,362
Total other investments	84,216	84,216	84,216
Total investments	$1,058,917	1,084,265	1,084,265

(1) The original cost of equity securities and other investments is reduced by impairments. The original cost of fixed-maturity securities is reduced by repayments and impairments adjusted for amortization of premiums and accrual discounts.